Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares
Revenues
Total revenues	$ 11,980,435	$ 1,530,870	$ 12,532,531
Operating expenses
Direct cost of revenues	2,691,125	343,874	3,102,891
Selling and marketing expenses	321,857	41,127	448,847
General and administrative expenses	2,469,604	315,569	2,061,879
Provision for credit losses	106,946	13,666	266,728
Total operating expenses	5,589,532	714,236	5,880,345
Income from operations	6,390,903	816,634	6,652,186
Other income
Other income	351,855	44,960	237,310
Total other income	351,855	44,960	237,310
Income before income tax	6,742,758	861,594	6,889,496
Income tax expense
Current	1,414,234	180,712	879,171
Deferred	65,745	8,401	(17,326)
Total income tax expense	1,479,979	189,113	861,845
Net income	5,262,779	672,481	6,027,651	$ 767,862
Foreign currency translation adjustment	(13,634)	7,423	12,562	$ (3,707)
Comprehensive income	$ 5,249,145	$ 679,904	$ 6,040,213
Weighted average number of ordinary shares
Basic (in Shares)	19,200,000	19,200,000	19,200,000	19,200,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ 0.27	$ 0.04	$ 0.31
Accounting and Corporate Consultancy Services
Revenues
Revenues	$ 9,820,080	$ 1,254,818	$ 9,786,400
Taxation Services
Revenues
Revenues	950,000	121,392	1,240,000
Company Secretarial Services
Revenues
Revenues	$ 1,210,355	$ 154,660	$ 1,506,131